UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6622
                                                     ---------------------

                    Nuveen Select Tax-Free Income Portfolio 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 3004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMIANNUAL REPORT September 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                         NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXP

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
                                                                             NXQ

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
                                                                             NXR

                              NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXC

                                NUVEEN NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXN

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with monthly tax-free income and an attractive total return. For more specific information about the performance of your investment, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

With longer-term interest rates still near historic lows, many investors have begun to wonder whether these rates will soon begin to rise, and whether that makes this the time to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


may actually help to reduce your overall investment risk. We believe that a municipal bond investments like these Nuveen Funds can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2004

Nuveen Municipal Closed-End Exchange-Traded Funds
(NXP, NXQ, NXR, NXC, NXN)


Portfolio Managers'
        PERSPECTIVE


Portfolio managers Tom Spalding, Scott Romans and Paul Brennan discuss the market environment, key investment strategies and the performance of the Funds. With 29 years of investment experience, Tom has managed the three national Funds since 1999. Scott, who joined Nuveen in 2000, and Paul, who has 13 years of investment experience, have managed NXC and NXN, respectively, since January 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SEMIANNUAL REPORTING PERIOD ENDED SEPTEMBER 30, 2004?

During this six-month period, the U.S. economy demonstrated improvement in a number of key areas, although the pace of recovery slowed compared with that of the previous six months. After posting GDP (gross domestic product) annualized growth above 4% in the previous two quarters, economic growth in the second quarter of 2004 moderated to 3.3% annualized. Slower job growth and higher oil prices held GDP growth to an annualized rate of 3.7% in the third quarter of 2004.

Higher energy costs also were partially responsible for some increased speculation about a rise in the rate of inflation. The Consumer Price Index rose at a 4.8% annualized rate in the second quarter of 2004, before slowing to a 0.6% annual growth rate in the third quarter. These inflation concerns, along with the pace of economic recovery and continued geopolitical uncertainty, acted as catalysts for heightened volatility in the fixed-income markets during this reporting period.

As one example, the yield on the Bond Buyer 25 Revenue Bond Index (BB25), a widely followed municipal bond index, stood at 4.91% when this reporting period began on April 1, 2004. As a series of improved employment reports sparked increased anticipation that the Federal Reserve might move to raise short-term interest rates, the index yield began to climb, rising to 5.45% by May 13, 2004. By the end of September 2004, more bond-friendly news--including indications of slower economic growth and relatively benign inflation--had prompted a retreat to 5.02%.

While intermediate and long-term rates were moving up and then down, short-term rates rose. The Federal Reserve introduced three one-quarter-point increases in the fed funds rate between June and September 2004, raising the target rate by a total of 75 basis points to 1.75%. As a result, we saw some flattening of the yield curve. The Fed continued to note that it anticipated taking a "measured" approach to further tightening as a way to promote a sustainable recovery without increasing inflationary pressures.

During this six-month period, municipal bond supply nationwide remained relatively strong despite a decline in year-to-year issuance. More than $180 billion in new bonds came to market in the second and third quarters of 2004, a decrease of 10% when compared with April-September 2003. In contrast to 2003, when many states were issuing bonds to bridge budget gaps and fund operations, an improving economy and higher tax revenues have, in general, lessened the states' need to borrow. In September 2004 alone, national volume was down 24% from one year earlier.

HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA AND NEW YORK?

The biggest financial market story in California during this six-month reporting period was the state's issuance of $11 billion of economic recovery bonds (ERBs) in May and June 2004, which essentially resolved the state's short-term cash flow crisis. The ERBs improved the state's balance sheet and, combined with California's steadily recovering economy, led all three major credit rating agencies to upgrade the state's outstanding general obligation debt (GOs). In May 2004, Moody's revised its rating of California GOs to A3 from Baa1, followed by Standard & Poor's upgrade to A from BBB in August. S&P also removed California from its credit watchlist. In September, Fitch moved its rating for California to A- from BBB. During this reporting period, California issuers marketed $35.8 billion in new municipal bonds, up 69% from the previous six-month period, with the ERBs accounting for most of the increase. From an economic standpoint, California continued to recover as it benefited from the stability provided by a diverse economy. The jobless rate in California stood at 5.9% in September 2004, compared with the national average of 5.4%.

Over the past six months, New York continued to recover from the general economic downturn that affected the entire nation as well as from the direct impact of the terrorist attacks on September 11, 2001. The jobless rate in the state dropped significantly over the past six months, from 6.2% in April 2004 to 5.5% in September 2004, the lowest since August 2001. Overall, strong job growth in the construction, tourism, and business services sectors more than offset continued losses in the manufacturing sector. While New York, along with many other states, grappled with budgetary pressures over the past few years, the state ended fiscal 2004 on March 31 with a general fund surplus.

During April-September 2004, New York issuers brought $13.7 billion in new municipal bonds to market, down 40% from the previous six months, but still ranking the state behind California as the second largest municipal issuer. Over this period, Moody's maintained its A2 rating for New York and, in September 2004, placed the state on its watchlist for a possible upgrade based on improving liquidity. Also in September, S&P reconfirmed its AA rating of New York and revised its outlook to stable from negative, citing improvements in the state's economy.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2004?

As the market continued to anticipate interest rate increases, our focus during this reporting period remained on looking for bonds that we believed had the potential to add value and perform well under a variety of market scenarios. While our purchase activity for all of the Funds emphasized attractive securities, the specifics of our strategies varied somewhat between the national Funds and the California and New York Funds.

In our opinion, the national Funds--NXP, NXQ, and NXR--were relatively well positioned coming into this reporting period, and we did not make major changes during this six months. When we did make purchases, we generally sought bonds with 20 to 25-year maturities and attractive coupon rates that could help to support the Funds' dividends. While we continued to keep the Funds well diversified geographically, we often looked to the states with greater overall issuance--such as California, Texas, Florida and Illinois--to find these opportunities.

In NXC and NXN, on the other hand, we were actively seeking lower-rated bonds to continue the transition of these two Funds from their previous 100% insured status to more balanced holdings of investment-grade quality bonds. Our main goal was to capture additional yield for NXC and NXN to help support their dividends, while also continuing to diversify the Funds and enhance their longer-term total return potential.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 9/30/04

                        CUMULATIVE                      ANNUALIZED
                        ----------       ---------------------------------------
NATIONAL FUNDS            6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NXP                        2.28%          5.65%           5.67%          6.49%
--------------------------------------------------------------------------------
NXQ                        1.80%          5.55%           5.22%          6.20%
--------------------------------------------------------------------------------
NXR                        1.95%          5.69%           5.34%          6.39%
--------------------------------------------------------------------------------

Lehman Brothers
Municipal
Bond Index1                1.44%          4.60%           6.77%          6.77%
--------------------------------------------------------------------------------

Lipper General and
Insured Unleveraged
Municipal Debt
Funds Average2             2.04%          5.86%           5.38%          6.12%
--------------------------------------------------------------------------------

CALIFORNIA FUND
--------------------------------------------------------------------------------
NXC                        2.33%          6.26%           5.49%          6.24%
--------------------------------------------------------------------------------
Lehman Brothers
California Tax-Exempt
Bond Index1                1.77%          5.58%           6.67%          6.90%
--------------------------------------------------------------------------------
Lipper California
Municipal Debt
Funds Average2             2.34%          8.22%           7.80%          7.45%
--------------------------------------------------------------------------------

NEW YORK FUND
--------------------------------------------------------------------------------
NXN                        1.54%          5.12%           5.36%          6.08%
--------------------------------------------------------------------------------
Lehman Brothers
New York Tax-Exempt
Bond Index1                1.43%          4.42%           6.76%          6.87%
--------------------------------------------------------------------------------
Lipper New York
Municipal Debt Funds
Average2                   1.42%          7.07%           7.85%          7.04%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.
For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended September 30, 2004, the cumulative returns on net asset value (NAV) for all five Funds were greater than the returns on their respective Lehman Brothers indexes. NXP also outperformed the average return for the Lipper General and Insured Unleveraged peer group for this period, while NXQ and NXR trailed this measure. NXC performed in line with its Lipper California peer group, and NXN modestly outperformed the Lipper New York peer group average.

One of the factors benefiting the six-month performances of the Funds was their duration3 positioning. Among the national Funds, NXP had a slightly longer duration than


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of investment-grade municipal bonds. The Lehman Tax-Exempt Bond Indexes for California and New York are also unleveraged and unmanaged and comprise a broad range of municipal bonds issued in California and New York, respectively. Results for the Lehman Brothers indexes do not reflect any expenses.

2 Each of the Lipper Municipal Debt Funds averages shown in this report are calculated using the returns of all closed-end exchange-traded funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged category, 6 months, 9 funds; 1 year, 9 funds; 5 years, 8 funds; and 10 years, 8 funds; Lipper California category, 6 months, 30 funds; 1 year, 30 funds; 5 years, 19 funds; and 10 years, 17 funds; and Lipper New York category, 6 months, 23 funds; 1 year, 23 funds; 5 years, 12 funds; and 10 years, 10 funds. Fund and Lipper returns assume reinvestment of dividends.

3 Duration is a measure of a bond's or a Fund's net asset value (NAV) sensitivity to changes in interest rates. In this report, duration refers to the Fund's modified duration.

NXQ and NXR, which helped the Fund's performance as longer-term rates generally fell during the last half of this six-month period.

In addition, all of the Funds benefited from their holdings of lower quality bonds, which generally outperformed higher-rated bonds as the economy improved. Allocations of bonds rated BBB or lower and nonrated bonds ranged from 9% in NXQ, NXR, and NXC and 8% in NXP to 4% in NXN, reflecting the relative scarcity of BBB rated issues in New York.

Among the lower-rated credits making positive contributions to the Funds' total returns during this period were bonds backed by the 1998 master tobacco settlement agreement. At the end of this period, the three national Funds maintained exposures between 2.9% and 6.8% to tobacco bonds, while NXC allocated 3.6% and NXN 4.9% to these credits.

In NXC, other strong performers over the period included California GOs and several issues that were upgraded during these six months, including Association of Bay Area Governments Finance Authority bonds for Odd Fellows Home of California, and bonds issued by California Statewide Community Development Authority for Mission Community Hospital.

Among the bonds that did not perform as well during this period were NXN's holding of hospital bonds issued for Staten Island University Hospital, which were downgraded in May 2004 by both Moody's (Ba3 from Baa3) and Fitch (BB- from BB+) due to legal problems related to the hospital's financial statements for fiscal 2002 and 2003. The subsequent decline in valuation for these bonds detracted from the otherwise good performance of NXN's healthcare holdings.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

Interest rates remained at or near historically low levels throughout this reporting period. This meant that proceeds from bond calls had to be reinvested in the current lower interest rate environment. While we were able to maintain the stability of NXN's dividend throughout the period, the other Funds faced a greater number of calls on higher-yielding bonds, and this led to a dividend cut in NXP, NXQ, NXR and NXC in June 2004.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2004, all of the Funds had negative UNII balances, for the purposes of their financial statements.

As of September 30, 2004, all five of the Funds were trading at discounts to their NAVs. These discounts were generally in line with the Funds' average discounts over the entire six-month reporting period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was an important requirement. As of the end of September 2004, these five Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 65% in NXC and 69% in NXR to 76% in NXP, 81% in NXQ, and 94% in NXN.

At the end of September 2004, potential call exposure for these Funds during 2004-2005 ranged from 9% in NXN and 10% in NXP to 13% in NXR, 14% in NXC, and 16% in NXQ. The number of actual bond calls in all of these Funds depends largely on market interest rates.

Nuveen Select Tax-Free Income Portfolio
NXP

Performance
     OVERVIEW As of September 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed          54%
AA                           22%
A                            16%
BBB                           7%
BB or Lower                   1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                        0.061
Nov                        0.061
Dec                        0.061
Jan                        0.061
Feb                        0.061
Mar                        0.061
Apr                        0.061
May                        0.061
Jun                        0.059
Jul                        0.059
Aug                        0.059
Sep                        0.059

Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03                    14
                           13.99
                           13.89
                           13.81
                           13.95
                           13.95
                           13.93
                           13.88
                           13.73
                           13.77
                           13.81
                           13.78
                           13.7
                           13.69
                           13.77
                           13.83
                           13.75
                           13.75
                           13.67
                           13.63
                           13.63
                           13.6
                           13.7
                           13.73
                           13.76
                           13.69
                           13.68
                           13.61
                           13.64
                           13.7
                           13.6
                           13.71
                           13.72
                           13.7
                           13.71
                           13.62
                           13.61
                           13.66
                           13.6
                           13.64
                           13.73
                           13.77
                           13.77
                           13.61
                           13.55
                           13.52
                           13.5
                           13.5
                           13.5
                           13.52
                           13.45
                           13.32
                           13.49
                           13.39
                           13.44
                           13.5
                           13.61
                           13.78
                           13.69
                           13.69
                           13.73
                           13.7
                           13.71
                           13.78
                           13.65
                           13.65
                           13.64
                           13.74
                           13.79
                           13.71
                           13.78
                           13.75
                           13.67
                           13.8
                           13.84
                           13.92
                           13.84
                           13.87
                           13.86
                           13.94
                           13.9
                           13.83
                           13.91
                           13.86
                           13.9
                           13.9
                           13.98
                           13.92
                           14
                           14.08
                           14.1
                           14.18
                           14.2
                           14.23
                           14.43
                           14.43
                           14.16
                           14.13
                           14.26
                           14.2
                           14.15
                           14.04
                           14.03
                           14.07
                           14.07
                           14.07
                           14.1
                           14.1
                           14.11
                           14.1
                           14.08
                           14.18
                           14.41
                           14.41
                           14.33
                           14.36
                           14.35
                           14.36
                           14.29
                           14.35
                           14.23
                           14.35
                           14.26
                           14.29
                           14.29
                           14.29
                           14.28
                           14.28
                           14.3
                           14.32
                           14.17
                           13.84
                           13.8
                           13.8
                           13.82
                           13.78
                           13.5
                           13.63
                           13.56
                           13.51
                           13.48
                           13.38
                           13.4
                           13.2
                           13.2
                           13.13
                           13.1
                           13.05
                           13.1
                           13.26
                           13.07
                           13.05
                           12.95
                           13.06
                           12.95
                           12.77
                           12.71
                           12.63
                           12.65
                           12.8
                           12.89
                           12.86
                           12.86
                           12.85
                           12.83
                           12.94
                           12.98
                           13.02
                           13.17
                           13.28
                           13.28
                           13.2
                           13.17
                           13.25
                           13.06
                           13.1
                           13.05
                           13.04
                           13.07
                           12.87
                           12.91
                           12.96
                           13.01
                           12.96
                           12.95
                           13.1
                           13.15
                           13.18
                           13.28
                           13.28
                           13.27
                           13.34
                           13.38
                           13.42
                           13.48
                           13.45
                           13.44
                           13.46
                           13.56
                           13.38
                           13.53
                           13.56
                           13.52
                           13.52
                           13.57
                           13.37
                           13.39
                           13.38
                           13.41
                           13.4
                           13.46
                           13.42
                           13.49
                           13.49
                           13.57
                           13.53
                           13.51
                           13.52
                           13.63
                           13.64
                           13.61
                           13.57
                           13.57
                           13.54
                           13.53
                           13.63
                           13.66
                           13.71
                           13.69
                           13.68
                           13.69
                           13.83
                           13.83
                           13.81
                           13.79
                           13.85
                           13.85
                           13.83
                           13.68
                           13.7
                           13.77
                           13.78
                           13.77
                           13.79
                           13.74
                           13.68
                           13.8
                           13.75
                           13.69
                           13.72
                           13.75
                           13.8
                           13.83
                           13.87
                           13.89
                           13.85
9/30/04                    13.77


FUND SNAPSHOT
------------------------------------
Share Price                   $13.77
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV     -7.09%
------------------------------------
Market Yield                   5.14%
------------------------------------
Taxable-Equivalent Yield1      7.14%
------------------------------------
Net Assets ($000)           $242,802
------------------------------------
Average Effective
Maturity (Years)               16.02
------------------------------------
Modified Duration               5.59
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-month
(cumulative)   -1.12%         2.28%
------------------------------------
1-Year          4.47%         5.65%
------------------------------------
5-Year          5.41%         5.67%
------------------------------------
10-Year         6.54%         6.49%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                         15%
------------------------------------
Colorado                         14%
------------------------------------
Washington                       10%
------------------------------------
Texas                             9%
------------------------------------
Indiana                           8%
------------------------------------
Florida                           7%
------------------------------------
South Carolina                    7%
------------------------------------
Nevada                            7%
------------------------------------
California                        6%
------------------------------------
Other                            17%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                       21%
------------------------------------
Tax Obligation/Limited           17%
------------------------------------
Transportation                   15%
------------------------------------
Utilities                        11%
------------------------------------
Tax Obligation/General           11%
------------------------------------
U.S. Guaranteed                   9%
------------------------------------
Water and Sewer                   5%
------------------------------------
Other                            11%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1059 per share.

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Performance
     OVERVIEW As of September 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed          58%
AA                           23%
A                            10%
BBB                           8%
BB or Lower                   1%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                       0.0585
Nov                       0.0585
Dec                       0.0585
Jan                       0.0585
Feb                       0.0585
Mar                       0.0585
Apr                       0.0585
May                       0.0585
Jun                       0.0565
Jul                       0.0565
Aug                       0.0565
Sep                       0.0565


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03                    13.37
                           13.31
                           13.17
                           13.17
                           13.22
                           13.17
                           13.07
                           13.15
                           13.06
                           13.03
                           13.09
                           13.14
                           13.15
                           13.11
                           13.1
                           13.1
                           13.12
                           13.14
                           13.16
                           13.2
                           13.2
                           13.19
                           13.13
                           13.15
                           13.19
                           13.19
                           13.24
                           13.18
                           13.23
                           13.22
                           13.23
                           13.18
                           13.24
                           13.24
                           13.21
                           13.18
                           13.18
                           13.18
                           13.25
                           13.24
                           13.25
                           13.25
                           13.25
                           13.21
                           13.25
                           13.24
                           13.18
                           13.2
                           13.27
                           13.15
                           13.2
                           13.18
                           13.21
                           13.19
                           13.21
                           13.19
                           13.29
                           13.3
                           13.23
                           13.23
                           13.21
                           13.19
                           13.19
                           13.27
                           13.27
                           13.27
                           13.3
                           13.37
                           13.34
                           13.37
                           13.45
                           13.43
                           13.41
                           13.45
                           13.5
                           13.45
                           13.51
                           13.55
                           13.54
                           13.53
                           13.57
                           13.53
                           13.5
                           13.42
                           13.5
                           13.5
                           13.6
                           13.6
                           13.59
                           13.57
                           13.55
                           13.59
                           13.63
                           13.62
                           13.64
                           13.73
                           13.68
                           13.73
                           13.72
                           13.67
                           13.64
                           13.55
                           13.63
                           13.64
                           13.65
                           13.65
                           13.72
                           13.72
                           13.74
                           13.75
                           13.76
                           13.71
                           13.87
                           13.83
                           13.76
                           13.79
                           13.8
                           13.78
                           13.77
                           13.77
                           13.79
                           13.74
                           13.74
                           13.8
                           13.77
                           13.82
                           13.79
                           13.82
                           13.8
                           13.8
                           13.6
                           13.5
                           13.3
                           13.48
                           13.48
                           13.4
                           13.15
                           13.06
                           12.98
                           13.17
                           13.12
                           13.04
                           12.93
                           12.83
                           12.84
                           12.72
                           12.63
                           12.67
                           12.55
                           12.7
                           12.71
                           12.66
                           12.59
                           12.58
                           12.5
                           12.61
                           12.6
                           12.64
                           12.36
                           12.45
                           12.4
                           12.5
                           12.53
                           12.59
                           12.67
                           12.78
                           12.82
                           12.8
                           12.92
                           12.94
                           12.94
                           12.76
                           12.77
                           12.85
                           12.75
                           12.7
                           12.68
                           12.61
                           12.52
                           12.54
                           12.66
                           12.57
                           12.56
                           12.56
                           12.68
                           12.8
                           12.65
                           12.75
                           12.84
                           12.78
                           12.74
                           12.78
                           12.94
                           13.05
                           12.9
                           12.95
                           12.99
                           12.99
                           13.01
                           12.89
                           12.87
                           12.92
                           12.99
                           12.95
                           12.89
                           12.83
                           12.83
                           12.84
                           12.85
                           12.77
                           12.85
                           12.89
                           12.96
                           12.96
                           12.96
                           12.99
                           12.93
                           12.96
                           13.12
                           13.03
                           12.95
                           12.95
                           12.91
                           12.97
                           12.94
                           12.96
                           12.918
                           12.9
                           12.94
                           12.9
                           12.88
                           12.9
                           12.93
                           12.99
                           13
                           13.08
                           13.04
                           13.07
                           13.01
                           13.05
                           13.12
                           13.15
                           13.156
                           13.16
                           13.25
                           13.14
                           13.26
                           13.16
                           13.19
                           13.2
                           13.21
                           13.19
                           13.34
                           13.3
                           13.38
                           13.3
9/30/04                    13.17


FUND SNAPSHOT
------------------------------------
Share Price                   $13.17
------------------------------------
Common Share
Net Asset Value               $14.47
------------------------------------
Premium/(Discount) to NAV     -8.98%
------------------------------------
Market Yield                   5.15%
------------------------------------
Taxable-Equivalent Yield1      7.15%
------------------------------------
Net Assets ($000)           $254,745
------------------------------------
Average Effective
Maturity (Years)               16.85
------------------------------------
Modified Duration               5.21
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/21/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-month
(cumulative)   -2.01%         1.80%
------------------------------------
1-Year          5.17%         5.55%
------------------------------------
5-Year          5.09%         5.22%
------------------------------------
10-Year         6.49%         6.20%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                         16%
------------------------------------
Texas                            15%
------------------------------------
Colorado                          8%
------------------------------------
California                        8%
------------------------------------
Nevada                            7%
------------------------------------
South Carolina                    7%
------------------------------------
New York                          6%
------------------------------------
Washington                        4%
------------------------------------
Indiana                           3%
------------------------------------
Vermont                           3%
------------------------------------
Other                            23%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Transportation                   17%
------------------------------------
Healthcare                       16%
------------------------------------
Tax Obligation/Limited           14%
------------------------------------
Utilities                        13%
------------------------------------
U.S. Guaranteed                  10%
------------------------------------
Tax Obligation/General            8%
------------------------------------
Consumer Staples                  4%
------------------------------------
Housing/Multifamily               4%
------------------------------------
Education and Civic Organizations 4%
------------------------------------
Other                            10%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0646 per share.

Nuveen Select Tax-Free Income Portfolio 3
NXR

Performance
     OVERVIEW As of September 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed          38%
AA                           31%
A                            22%
BBB                           8%
NR                            1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                       0.0575
Nov                       0.0575
Dec                       0.0575
Jan                       0.0575
Feb                       0.0575
Mar                       0.0575
Apr                       0.0575
May                       0.0575
Jun                       0.0565
Jul                       0.0565
Aug                       0.0565
Sep                       0.0565



Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03                    13.13
                           13.07
                           12.95
                           12.99
                           13
                           12.96
                           12.9
                           12.87
                           12.83
                           12.87
                           12.83
                           12.81
                           12.8
                           12.77
                           12.88
                           12.98
                           12.91
                           13
                           12.96
                           13.02
                           12.99
                           12.91
                           12.97
                           12.93
                           12.99
                           13.05
                           12.94
                           12.92
                           12.99
                           12.96
                           12.91
                           12.94
                           12.89
                           12.92
                           12.92
                           12.96
                           12.98
                           13
                           12.97
                           12.95
                           13.03
                           13.02
                           13.02
                           12.97
                           13.02
                           13.02
                           13.02
                           13.06
                           13.08
                           13.05
                           13.03
                           12.93
                           12.92
                           12.92
                           12.93
                           13.03
                           13.06
                           13.13
                           13.1
                           13.15
                           13.1
                           13.09
                           13.06
                           13.15
                           13.16
                           13.11
                           13.08
                           13.17
                           13.19
                           13.23
                           13.29
                           13.29
                           13.22
                           13.25
                           13.27
                           13.33
                           13.27
                           13.38
                           13.35
                           13.4
                           13.39
                           13.3
                           13.34
                           13.26
                           13.26
                           13.26
                           13.44
                           13.48
                           13.53
                           13.39
                           13.55
                           13.57
                           13.54
                           13.48
                           13.62
                           13.59
                           13.57
                           13.51
                           13.47
                           13.45
                           13.52
                           13.45
                           13.48
                           13.51
                           13.51
                           13.51
                           13.52
                           13.6
                           13.53
                           13.64
                           13.67
                           13.65
                           13.69
                           13.75
                           13.64
                           13.68
                           13.75
                           13.7
                           13.68
                           13.65
                           13.61
                           13.58
                           13.55
                           13.65
                           13.58
                           13.55
                           13.56
                           13.61
                           13.56
                           13.62
                           13.48
                           13.2
                           13.09
                           13.25
                           13.24
                           13.15
                           12.81
                           12.96
                           13.05
                           12.93
                           12.86
                           12.8
                           12.91
                           12.67
                           12.76
                           12.53
                           12.55
                           12.67
                           12.65
                           12.85
                           12.6
                           12.52
                           12.57
                           12.58
                           12.42
                           12.4
                           12.34
                           12.37
                           12.22
                           12.33
                           12.64
                           12.49
                           12.48
                           12.68
                           12.54
                           12.63
                           12.78
                           12.7
                           12.9
                           13
                           13
                           12.96
                           12.87
                           12.86
                           12.79
                           12.69
                           12.75
                           12.57
                           12.53
                           12.6
                           12.55
                           12.69
                           12.72
                           12.65
                           12.68
                           12.65
                           12.67
                           12.59
                           12.7
                           12.66
                           12.65
                           12.67
                           12.69
                           12.76
                           12.73
                           12.79
                           12.8
                           12.84
                           12.83
                           12.79
                           12.72
                           12.77
                           12.8
                           12.84
                           12.74
                           12.6
                           12.63
                           12.68
                           12.73
                           12.68
                           12.76
                           12.76
                           12.9
                           12.9
                           12.78
                           12.93
                           12.9
                           12.86
                           12.93
                           12.86
                           12.79
                           12.82
                           12.8
                           12.87
                           12.87
                           12.86
                           12.86
                           12.79
                           12.79
                           12.74
                           12.78
                           12.75
                           12.86
                           12.89
                           12.85
                           12.88
                           12.98
                           12.95
                           12.95
                           12.95
                           12.94
                           13.03
                           13.13
                           13.09
                           13.01
                           12.99
                           13.04
                           13.08
                           13.06
                           13.04
                           13.11
                           13.06
                           13.14
                           13.2
                           13.31
                           13.16
9/30/04                    13.17


FUND SNAPSHOT
------------------------------------
Share Price                   $13.17
------------------------------------
Common Share
Net Asset Value               $14.30
------------------------------------
Premium/(Discount) to NAV     -7.90%
------------------------------------
Market Yield                   5.15%
------------------------------------
Taxable-Equivalent Yield1      7.15%
------------------------------------
Net Assets ($000)           $185,397
------------------------------------
Average Effective
Maturity (Years)               16.57
------------------------------------
Modified Duration               5.33
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/24/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-month
(cumulative)   -0.28%         1.95%
------------------------------------
1-Year          6.91%         5.69%
------------------------------------
5-Year          6.27%         5.34%
------------------------------------
10-Year         6.52%         6.39%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                         22%
------------------------------------
Texas                            15%
------------------------------------
California                        8%
------------------------------------
Colorado                          6%
------------------------------------
Florida                           5%
------------------------------------
Nevada                            5%
------------------------------------
Michigan                          5%
------------------------------------
North Carolina                    4%
------------------------------------
New York                          4%
------------------------------------
Indiana                           4%
------------------------------------
Other                            22%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Utilities                        21%
------------------------------------
Healthcare                       21%
------------------------------------
Tax Obligation/Limited           15%
------------------------------------
Tax Obligation/General           11%
------------------------------------
Transportation                    8%
------------------------------------
Education and Civic Organizations 6%
------------------------------------
U.S. Guaranteed                   5%
------------------------------------
Consumer Staples                  5%
------------------------------------
Other                             8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0719 per share.

Nuveen California Select Tax-Free Income Portfolio

NXC

Performance
     OVERVIEW As of September 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed          60%
AA                            5%
A                            26%
BBB                           8%
NR                            1%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                        0.056
Nov                        0.056
Dec                        0.056
Jan                        0.056
Feb                        0.056
Mar                        0.056
Apr                        0.056
May                        0.056
Jun                        0.055
Jul                        0.055
Aug                        0.055
Sep                        0.055


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03                    13.46
                           13.53
                           13.51
                           13.48
                           13.4
                           13.5
                           13.52
                           13.49
                           13.39
                           13.29
                           13.33
                           13.23
                           13.2
                           13.21
                           13.22
                           13.23
                           13.32
                           13.28
                           13.33
                           13.28
                           13.32
                           13.3
                           13.32
                           13.33
                           13.4
                           13.41
                           13.35
                           13.39
                           13.39
                           13.42
                           13.35
                           13.4
                           13.4
                           13.35
                           13.3
                           13.4
                           13.39
                           13.32
                           13.36
                           13.37
                           13.37
                           13.38
                           13.38
                           13.38
                           13.36
                           13.43
                           13.4
                           13.43
                           13.38
                           13.38
                           13.42
                           13.45
                           13.45
                           13.55
                           13.48
                           13.55
                           13.42
                           13.45
                           13.4
                           13.39
                           13.4
                           13.4
                           13.32
                           13.35
                           13.3
                           13.3
                           13.4
                           13.4
                           13.4
                           13.53
                           13.6
                           13.62
                           13.63
                           13.69
                           13.7
                           13.96
                           13.95
                           13.92
                           13.93
                           13.94
                           13.95
                           13.94
                           13.94
                           13.84
                           13.8
                           13.8
                           13.84
                           13.87
                           13.9
                           13.94
                           13.93
                           13.93
                           13.96
                           13.97
                           14.02
                           14.09
                           14.18
                           14.23
                           14.12
                           14.12
                           14.11
                           14.14
                           14.08
                           14.03
                           14.06
                           14.06
                           14.04
                           14.07
                           14.03
                           13.98
                           14.1
                           14.24
                           14.18
                           14.21
                           14.1
                           14.07
                           14.08
                           14.1
                           14.08
                           14.03
                           14.01
                           14
                           14.04
                           14.03
                           13.99
                           14.04
                           13.99
                           13.99
                           14.06
                           13.99
                           13.8
                           13.74
                           13.45
                           13.43
                           13.39
                           13.35
                           13.3
                           13.25
                           13.28
                           13.25
                           13.23
                           13.25
                           13.06
                           12.99
                           12.97
                           12.75
                           12.85
                           12.7
                           12.83
                           12.88
                           12.87
                           12.87
                           12.94
                           12.86
                           12.61
                           12.52
                           12.6
                           12.74
                           12.71
                           12.73
                           12.72
                           12.82
                           12.87
                           13
                           13.05
                           13.04
                           12.98
                           13.02
                           13.14
                           13.18
                           13.18
                           13.15
                           13.13
                           13.14
                           13.16
                           13.12
                           13.07
                           13.05
                           13.04
                           12.89
                           12.86
                           12.71
                           12.72
                           12.8
                           12.8
                           12.75
                           12.72
                           12.77
                           12.72
                           12.79
                           12.8
                           12.85
                           12.94
                           12.99
                           13.01
                           13.1
                           13.11
                           13.06
                           13.08
                           13.03
                           13.08
                           13.09
                           13.09
                           13.08
                           13.12
                           12.95
                           12.97
                           13
                           13.13
                           12.99
                           13.09
                           13.11
                           13.11
                           13.11
                           13.19
                           13.15
                           13.13
                           13.15
                           13.35
                           13.25
                           13.29
                           13.25
                           13.24
                           13.27
                           13.32
                           13.34
                           13.29
                           13.32
                           13.32
                           13.49
                           13.35
                           13.42
                           13.36
                           13.46
                           13.4
                           13.45
                           13.44
                           13.53
                           13.38
                           13.39
                           13.38
                           13.46
                           13.41
                           13.38
                           13.38
                           13.36
                           13.39
                           13.48
                           13.4
                           13.46
                           13.52
                           13.6
                           13.7
                           13.56
                           13.48
                           13.52
9/30/04                    13.51


FUND SNAPSHOT
------------------------------------
Share Price                   $13.51
------------------------------------
Common Share
Net Asset Value               $14.68
------------------------------------
Premium/(Discount) to NAV     -7.97%
------------------------------------
Market Yield                   4.89%
------------------------------------
Taxable-Equivalent Yield1      7.47%
------------------------------------
Net Assets ($000)            $91,828
------------------------------------
Average Effective
Maturity (Years)               16.83
------------------------------------
Modified Duration               6.29
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-month
(cumulative)   -1.47%         2.33%
------------------------------------
1-Year          5.97%         6.26%
------------------------------------
5-Year          4.74%         5.49%
------------------------------------
10-Year         5.93%         6.24%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General           21%
------------------------------------
Tax Obligation/Limited           15%
------------------------------------
Education and Civic
  Organizations                  14%
------------------------------------
Transportation                   13%
------------------------------------
Healthcare                       12%
------------------------------------
Water and Sewer                  11%
------------------------------------
Utilities                        10%
------------------------------------
Other                             4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0540 per share.

Nuveen New York Select Tax-Free Income Portfolio

NXN

Performance
     OVERVIEW As of September 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed          79%
AA                           15%
A                             2%
BBB                           4%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                        0.057
Nov                        0.057
Dec                        0.057
Jan                        0.057
Feb                        0.057
Mar                        0.056
Apr                        0.056
May                        0.056
Jun                        0.056
Jul                        0.056
Aug                        0.056
Sep                        0.056


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03                    13.13
                           13.07
                           12.95
                           12.99
                           13
                           12.96
                           12.9
                           12.87
                           12.83
                           12.87
                           12.83
                           12.81
                           12.8
                           12.77
                           12.88
                           12.98
                           12.91
                           13
                           12.96
                           13.02
                           12.99
                           12.91
                           12.97
                           12.93
                           12.99
                           13.05
                           12.94
                           12.92
                           12.99
                           12.96
                           12.91
                           12.94
                           12.89
                           12.92
                           12.92
                           12.96
                           12.98
                           13
                           12.97
                           12.95
                           13.03
                           13.02
                           13.02
                           12.97
                           13.02
                           13.02
                           13.02
                           13.06
                           13.08
                           13.05
                           13.03
                           12.93
                           12.92
                           12.92
                           12.93
                           13.03
                           13.06
                           13.13
                           13.1
                           13.15
                           13.1
                           13.09
                           13.06
                           13.15
                           13.16
                           13.11
                           13.08
                           13.17
                           13.19
                           13.23
                           13.29
                           13.29
                           13.22
                           13.25
                           13.27
                           13.33
                           13.27
                           13.38
                           13.35
                           13.4
                           13.39
                           13.3
                           13.34
                           13.26
                           13.26
                           13.26
                           13.44
                           13.48
                           13.53
                           13.39
                           13.55
                           13.57
                           13.54
                           13.48
                           13.62
                           13.59
                           13.57
                           13.51
                           13.47
                           13.45
                           13.52
                           13.45
                           13.48
                           13.51
                           13.51
                           13.51
                           13.52
                           13.6
                           13.53
                           13.64
                           13.67
                           13.65
                           13.69
                           13.75
                           13.64
                           13.68
                           13.75
                           13.7
                           13.68
                           13.65
                           13.61
                           13.58
                           13.55
                           13.65
                           13.58
                           13.55
                           13.56
                           13.61
                           13.56
                           13.62
                           13.48
                           13.2
                           13.09
                           13.25
                           13.24
                           13.15
                           12.81
                           12.96
                           13.05
                           12.93
                           12.86
                           12.8
                           12.91
                           12.67
                           12.76
                           12.53
                           12.55
                           12.67
                           12.65
                           12.85
                           12.6
                           12.52
                           12.57
                           12.58
                           12.42
                           12.4
                           12.34
                           12.37
                           12.22
                           12.33
                           12.64
                           12.49
                           12.48
                           12.68
                           12.54
                           12.63
                           12.78
                           12.7
                           12.9
                           13
                           13
                           12.96
                           12.87
                           12.86
                           12.79
                           12.69
                           12.75
                           12.57
                           12.53
                           12.6
                           12.55
                           12.69
                           12.72
                           12.65
                           12.68
                           12.65
                           12.67
                           12.59
                           12.7
                           12.66
                           12.65
                           12.67
                           12.69
                           12.76
                           12.73
                           12.79
                           12.8
                           12.84
                           12.83
                           12.79
                           12.72
                           12.77
                           12.8
                           12.84
                           12.74
                           12.6
                           12.63
                           12.68
                           12.73
                           12.68
                           12.76
                           12.76
                           12.9
                           12.9
                           12.78
                           12.93
                           12.9
                           12.86
                           12.93
                           12.86
                           12.79
                           12.82
                           12.8
                           12.87
                           12.87
                           12.86
                           12.86
                           12.79
                           12.79
                           12.74
                           12.78
                           12.75
                           12.86
                           12.89
                           12.85
                           12.88
                           12.98
                           12.95
                           12.95
                           12.95
                           12.94
                           13.03
                           13.13
                           13.09
                           13.01
                           12.99
                           13.04
                           13.08
                           13.06
                           13.04
                           13.11
                           13.06
                           13.14
                           13.2
                           13.31
                           13.16
9/30/04                    13.17


FUND SNAPSHOT
------------------------------------
Share Price                   $13.55
------------------------------------
Common Share
Net Asset Value               $14.45
------------------------------------
Premium/(Discount) to NAV     -6.23%
------------------------------------
Market Yield                   4.96%
------------------------------------
Taxable-Equivalent Yield1      7.46%
------------------------------------
Net Assets ($000)            $56,474
------------------------------------
Average Effective
Maturity (Years)               16.95
------------------------------------
Modified Duration               5.48
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-month
(cumulative)   -3.49%         1.54%
------------------------------------
1-Year          5.44%         5.12%
------------------------------------
5-Year          5.60%         5.36%
------------------------------------
10-Year         6.88%         6.08%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Water and Sewer                  12%
------------------------------------
Education and Civic
  Organizations                  12%
------------------------------------
Tax Obligation/Limited           12%
------------------------------------
Healthcare                       11%
------------------------------------
Long-Term Care                    9%
------------------------------------
Housing/Single Family             8%
------------------------------------
Tax Obligation/General            8%
------------------------------------
Housing/Multifamily               8%
------------------------------------
Utilities                         6%
------------------------------------
U.S. Guaranteed                   6%
------------------------------------
Transportation                    6%
------------------------------------
Other                             2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.0825 per share.

Shareholder
       MEETING REPORT
The Shareholder Meeting was held in Chicago, Illinois on August 3, 2004.


                                                                    NXP            NXQ            NXR           NXC            NXN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
====================================================================================================================================
Robert P. Bremner
      For                                                       14,819,212    16,029,239     11,568,330      5,736,951    3,510,659
      Withhold                                                     163,561       234,858        122,470         30,224      100,753
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
Lawrence H. Brown
      For                                                       14,819,520    16,037,315     11,565,870      5,733,151    3,511,859
      Withhold                                                     163,253       226,782        124,930         34,024       99,553
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
Jack B. Evans
      For                                                       14,813,030    16,036,472     11,565,960      5,736,351    3,509,812
      Withhold                                                     169,743       227,625        124,840         30,824      101,600
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
William C. Hunter
      For                                                       14,810,479    16,032,704     11,560,660      5,736,351    3,508,972
      Withhold                                                     172,294       231,393        130,140         30,824      102,440
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
William J. Schneider
      For                                                       14,817,906    16,030,746     11,567,523      5,736,951    3,510,659
      Withhold                                                     164,867       233,351        123,277         30,224      100,753
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                       14,816,943    16,037,920     11,570,505      5,739,072    3,511,859
      Withhold                                                     165,830       226,177        120,295         28,103       99,553
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================
Judith M. Stockdale
      For                                                       14,819,368    16,037,920     11,567,492      5,736,951    3,511,859
      Withhold                                                     163,405       226,177        123,308         30,224       99,553
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                     14,982,773    16,264,097     11,690,800      5,767,175    3,611,412
====================================================================================================================================

                            Nuveen Select Tax-Free Income Portfolio (NXP)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.1%

$       2,475   Alaska Municipal Bond Bank Authority, General Obligation Bonds,      12/13 at 100.00         AAA     $    2,648,572
                 Series 2003E, 5.250%, 12/01/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.8%

        2,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          1,367,260
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,899,826
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          3,073,830
                 Department of Corrections, Soledad II State Prison,
                 Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

        1,450   California Statewide Community Development Authority,                 2/05 at 100.00          A3          1,455,307
                 Certificates of Participation, Cedars-Sinai Medical Center,
                 Series 1992, 6.500%, 8/01/15

          200   Contra Costa County, California, Refunding Certificates              11/07 at 102.00         AAA            219,436
                 of Participation, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,904,210
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,130   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          1,146,588
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 13.6%

        3,000   Colorado Health Facilities Authority, Revenue Bonds, Catholic         9/12 at 100.00          AA          3,178,620
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22

        1,000   Colorado Water Resources and Power Development                       11/10 at 100.00         AAA          1,133,260
                 Authority, Small Water Resources Revenue Bonds,
                 Series 2000A, 5.800%, 11/01/20 - FGIC Insured

        5,000   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/11 at 100.00         AAA          5,556,450
                 Series 2001B, 5.625%, 11/15/17 (Alternative Minimum
                 Tax) - FGIC Insured

       10,750   Denver, Colorado, Airport System Revenue Bonds,                         No Opt. Call           A         13,112,957
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

          640   Denver, Colorado, Airport System Revenue Bonds, Series 1996A,        11/06 at 101.00         AAA            677,990
                 5.500%, 11/15/25 - MBIA Insured

          230   Denver, Colorado, Airport System Revenue Bonds,                      11/06 at 101.00         AAA            243,653
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        1,000    5.000%, 12/01/22 - XLCA Insured                                     12/13 at 100.00         AAA          1,041,360
        3,000    5.000%, 12/01/23 - XLCA Insured                                     12/13 at 100.00         AAA          3,105,810

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,240,250
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          3,535,977
                 Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        1,000   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA          1,082,150
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured

          265   District of Columbia, Revenue Bonds, Catholic University             10/09 at 101.00         AAA            288,347
                 of America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.1%

          450   Escambia County, Florida, Pollution Control Revenue Bonds,           12/04 at 101.00         BBB            452,426
                 Champion International Corporation Project, Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)

       10,000   JEA, Florida, St. John's River Power Park System, Revenue            10/11 at 100.00         Aa2         10,703,200
                 Refunding Bonds, Series 2002-17, Issue 2, 5.000%, 10/01/17


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       6,100   JEA, Florida, St. John's River Power Park System Revenue             10/04 at 100.00         Aa2     $    6,112,444
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.6%

        1,330   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,429,058
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.3%

                Chicago Heights, Illinois, General Obligation Corporate Purpose
                Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                     12/08 at 100.00         AAA          4,256,779
        2,600    5.650%, 12/01/17 - FGIC Insured                                     12/08 at 100.00         AAA          2,887,950

        2,500   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            687,500
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#

        1,000   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa          1,088,450
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        1,000   Illinois Educational Facilities Authority, Revenue Bonds,             5/08 at 101.00           A          1,043,090
                 Midwestern University, Series 1998B, 5.500%, 5/15/18 -
                 ACA Insured

        4,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          4,117,360
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

        1,960   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call      N/R***          2,132,441
                 Evangelical Hospitals Corporation, Series 1992B,
                 6.500%, 4/15/09

          300   Illinois Health Facilities Authority, Revenue Bonds,                 11/04 at 101.00         AAA            306,588
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,320   Illinois Health Facilities Authority, Revenue Bonds,                 10/11 at 100.00           A          1,400,454
                 Decatur Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/12 at 100.00          A-          2,975,373
                 Forest Hospital, Series 2002A, 6.000%, 7/01/17

        2,275   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,542,586
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

          800   Illinois Housing Development Authority, Homeowner Mortgage            2/10 at 100.00          AA            858,280
                 Revenue Bonds, Series 2000D-3, 5.700%, 8/01/17

        1,500   Illinois Housing Development Authority, Homeowner                     7/10 at 100.00          AA          1,616,835
                 Mortgage Revenue Bonds, Series 1999G-1, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            625,068
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        3,125   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          1,779,594
                 McCormick Place Expansion Project Bonds, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois,                 6/12 at 101.00         AAA          5,268,400
                 McCormick Place Expansion Project Refunding Bonds,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds,                      12/14 at 100.00         AAA          1,361,802
                  Series 2004B, 5.250%, 12/01/34 - FGIC Insured

                Yorkville, Illinois, General Obligation Debt Certificates,
                Series 2003:
        1,000    5.000%, 12/15/19 - RAAI Insured                                     12/11 at 100.00          AA          1,034,160
        1,000    5.000%, 12/15/20 - RAAI Insured                                     12/11 at 100.00          AA          1,028,560

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.0%

        5,000   Duneland School Building Corporation, Indiana, First                  2/09 at 101.00         AAA          5,403,750
                 Mortgage Refunding Bonds, Series 1999, 5.125%, 2/01/18 -
                 MBIA Insured

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,050,910
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,478,200
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         10,470,346
                 Waterworks Project, Series 2002A, 5.125%, 7/01/21 -
                 MBIA Insured


                                       17


                            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

$         750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA     $      791,460
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.8%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds,             10/08 at 101.00         AAA          1,159,961
                 Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 -
                 MBIA Insured

        3,230   Lexington-Fayette Urban County Government, Kentucky,                 11/04 at 102.00         AAA          3,308,909
                 Revenue Bonds, University of Kentucky Alumni Association
                 Project, Series 1994, 6.750%, 11/01/15 (Pre-refunded
                 to 11/01/04) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.2%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            565,945
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.8%

          665   Detroit, Michigan, Second Lien Water Supply System Revenue            7/05 at 102.00         AAA            690,962
                 Bonds, Series 1995A, 5.500%, 7/01/25 (Pre-refunded to
                 7/01/05) - MBIA Insured

        2,900   Michigan State Hospital Finance Authority, Revenue                   12/12 at 100.00         AA-          2,982,766
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3            797,990
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.2%

          515   Minnesota Housing Finance Agency, Single Family Mortgage              7/08 at 101.00         AA+            540,230
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17

------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

        3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue             4/07 at 103.00         BBB          3,871,872
                 Bonds, Weyerhauser Company Project, Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.6%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          2,603,225
                 Improvement Revenue Bonds, Series 2003,
                 5.000%, 7/01/23 - AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
        2,360    0.000%, 1/01/21 - AMBAC Insured                                        No Opt. Call         AAA          1,069,764
        3,500    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,491,420
        6,025    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA          6,231,718

        4,070   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,523,764
                 Series 2002, 5.500%, 6/01/21 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

          795   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            810,789
                 Mortgage Acquisition Bonds, Series 2001A,
                 5.600%, 7/01/21 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          2,534,425
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 1.3%

          450   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA            478,022
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/14 at 100.00         AAA          1,034,440
                 Hospital Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

        1,600   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          1,638,800
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.1%

$       2,195   North Carolina Eastern Municipal Power Agency, Power                  1/05 at 100.00         BBB     $    2,196,339
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/21

          500   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa            539,405
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/17 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.6%

        1,365   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          1,443,610
                 Securities Program Residential Mortgage Remarketed
                 Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        4,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          4,079,280
                 St. John Health System, Series 2004, 5.000%, 2/15/24

------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.5%

          500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+            512,160
                 Bonds, Widner University, Series 2003, 5.250%, 7/15/24

          700   Pennsylvania Turnpike Commission, Pennsylvania Turnpike              12/14 at 100.00         AAA            760,445
                 Revenue Bonds, Series 2004A, 5.500%, 12/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.0%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         11,248,300
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,666,815
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,545,475
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30

        1,500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,428,645
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 8.5%

        5,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          5,456,050
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

          360   Dallas-Fort Worth International Airport Public Facility               1/09 at 100.00         AAA            389,005
                 Corporation, Texas, Airport Hotel Revenue Bonds,
                 Series 2001, 5.500%, 1/15/20 - FSA Insured

        6,150   Dallas Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          6,614,141
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/15/20

        2,300   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,331,832
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,500   Irving Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          3,543,925
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31

                San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
          465    6.000%, 5/15/16 - MBIA Insured                                         No Opt. Call         AAA            541,055
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07) - MBIA Insured             5/07 at 100.00         AAA            104,529

        1,750   Texas, General Obligation Bonds, Water Financial                      8/13 at 100.00         Aa1          1,761,865
                 Assistance Program, Series 2003A, 5.125%, 8/01/42
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.5%

          250   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA            281,133
                 Bonds, Columbia Generating Station, Series 2002C,
                 5.500%, 7/01/17 - MBIA Insured

        5,700   Snohomish County Public Utility District 1, Washington,               1/05 at 100.00         Aaa          6,640,101
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        2,550   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          2,513,306
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26


                                       19

                            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       3,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA     $    3,217,800
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        9,750   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA         10,365,225
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        1,885   Marshall County, West Virginia, Special Obligation Refunding            No Opt. Call         AAA          2,153,914
                 Bonds, Series 1992, 6.500%, 5/15/10

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.5%

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,570,673
                 Series 2003-3, 5.000%, 11/01/26

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,069,350
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     234,235   Total Long-Term Investments (cost $225,455,212) - 98.5%                                                 239,124,297
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      3,677,467
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  242,801,764
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.6%

$       1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA     $    1,073,490
                 and Construction Bonds, Series 2002A, 5.000%, 10/01/19 -
                 FSA Insured

        1,000   Sebastian County Health Facilities Board, Arkansas, Hospital         11/11 at 101.00        Baa1          1,006,830
                 Revenue Improvement Bonds, Sparks Regional Medical
                 Center, Series 2001A, 5.250%, 11/01/21

        2,000   University of Arkansas, Fayetteville, Various Facilities             12/12 at 100.00         Aaa          2,034,220
                 Revenue Bonds, Series 2002, 5.000%, 12/01/32 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.5%

        1,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA            683,630
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        2,500   California, General Obligation Bonds, Series 1997,                   10/07 at 101.00         AAA          2,661,925
                 5.000%, 10/01/18 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,899,826
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        2,000   California State Public Works Board, Lease Revenue Refunding            No Opt. Call         Aa2          2,264,040
                 Bonds, Various University of California Projects,
                 Series 1993A, 5.500%, 6/01/14

        5,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          5,123,050
                 Department of Corrections, Soledad II State Prison,
                 Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

          500   California State Public Works Board, Lease Revenue                   12/08 at 101.00          A-            525,335
                 Refunding Bonds, Community Colleges Projects,
                 Series 1998A, 5.250%, 12/01/16

          500   Contra Costa Water District, California, Water Revenue               10/07 at 100.00          AA            529,470
                 Refunding Bonds, Series 1997H, 5.000%, 10/01/17

          500   Contra Costa County, California, Refunding Certificates              11/07 at 102.00         AAA            548,590
                 of Participation, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,904,210
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.9%

        3,000   Colorado Health Facilities Authority, Revenue Bonds,                  9/12 at 100.00          AA          3,178,620
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22

        5,000   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/11 at 100.00         AAA          5,556,450
                 Series 2001B, 5.625%, 11/15/17 (Alternative Minimum
                 Tax) - FGIC Insured

        3,185   Denver, Colorado, Airport System Revenue Bonds,                         No Opt. Call           A          3,885,095
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado,                  12/13 at 100.00         AAA          3,105,810
                 Senior Revenue Bonds, Convention Center Hotel,
                 Series 2003A, 5.000%, 12/01/23 - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          1,837,150
                 Bonds, Series 2000B, 0.000%, 9/01/24 - MBIA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,240,250
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured

          250   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA            257,105
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

        1,100   University of Colorado Hospital Authority, Hospital Revenue          11/11 at 100.00          A3          1,124,200
                 Bonds, Series 2001A, 5.600%, 11/15/31

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          500   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA            541,075
                 Medlantic Healthcare Group, Series 1996A,
                 5.750%, 8/15/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.4%

        6,060   JEA, Florida, St. John's River Power Park System Revenue             10/04 at 100.00         Aa2          6,072,362
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21


                                       21

                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

$       1,100   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA     $    1,181,928
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.8%

        4,425   Chicago Metropolitan Housing Development Corporation,                 1/05 at 100.00          AA          4,432,523
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17

        2,400   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            660,000
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#

          250   Illinois Development Finance Authority, Economic Development          8/08 at 100.00        Baa2            261,842
                 Revenue Bonds, Latin School of Chicago Project, Series 1998,
                 5.200%, 8/01/11

                Illinois Educational Facilities Authority, Revenue Refunding
                Bonds, Columbia College, Series 1992:
        2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                         12/04 at 100.00      N/R***          2,633,229
        1,140    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                         12/04 at 100.00         BBB          1,149,804

        3,000   Illinois Health Facilities Authority, Revenue Bonds,                 11/04 at 101.00         AAA          3,065,880
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,055   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1          1,081,808
                 University Health System, Series 2001A, 6.125%, 7/01/31

        2,255   Illinois Health Facilities Authority, Revenue Bonds,                  7/12 at 100.00          A-          2,465,166
                 Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22

        1,900   Illinois Housing Development Authority, Homeowner                     2/10 at 100.00          AA          2,038,415
                 Mortgage Revenue Bonds, Series 2000D-3, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            625,068
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,967,957
                 5.000%, 6/15/22

           45   Metropolitan Pier and Exposition Authority, Illinois,                12/04 at 101.00          A1             45,539
                 McCormick Place Expansion Project Bonds, Series 1992A,
                 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois,                 6/12 at 101.00         AAA          7,375,760
                 McCormick Place Expansion Project Refunding Bonds,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue         12/12 at 100.00          AA          5,153,215
                 Source Bonds, Tax Increment, Series 2002A,
                 5.000%, 6/01/22 - RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Tax Increment, Series 2002B:
        1,060    0.000%, 12/01/17 - RAAI Insured                                        No Opt. Call          AA            556,723
        1,135    0.000%, 12/01/18 - RAAI Insured                                        No Opt. Call          AA            561,587

        1,100   Schaumburg, Illinois, General Obligation Bonds,                      12/14 at 100.00         AAA          1,152,294
                 Series 2004B, 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,023,000
                 Series 2003, 5.000%, 12/15/21 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.9%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,050,910
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        4,380   Indiana Municipal Power Agency, Power Supply System                   1/12 at 100.00         AAA          4,624,316
                 Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -
                 AMBAC Insured

        1,545   Indiana Housing Finance Authority, Single Family Mortgage             7/11 at 100.00         Aaa          1,598,534
                 Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.5%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB            839,070
        3,500    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,867,620

------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.2%

        3,000   Louisiana Public Facilities Authority, Revenue Bonds, Tulane          7/12 at 100.00         AAA          3,108,630
                 University, Series 2002A, 5.125%, 7/01/27 - AMBAC Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.2%

$       3,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+     $    3,111,720
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        2,090   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          2,366,883
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.0%

        2,900   Michigan State Hospital Finance Authority, Revenue                   12/12 at 100.00         AA-          2,982,766
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        2,000   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00         AA+          2,102,420
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.0%

          500   Clark County, Nevada, Limited Tax General Obligation                  7/06 at 101.00         AAA            532,655
                 Las Vegas Convention and Visitors Authority Bonds,
                 Series 1996, 5.500%, 7/01/17 - MBIA Insured

        1,500   Clark County, Nevada, General Obligation Bank Bonds,                  6/11 at 100.00         AAA          1,654,125
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/19 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
        4,595    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,958,021
       13,250    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,704,608

------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          2,534,425
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.0%

        2,700   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          2,765,475
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17

        4,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          4,156,560
                 FHA-Insured Mortgage Revenue Bonds,  New York and
                 Presbyterian Hospital, Series 1994A, 6.750%, 8/15/14
                 (Pre-refunded to 2/15/05) - AMBAC Insured

        3,000   New York Tobacco Settlement Financing Corporation,                    6/11 at 100.00         AA-          3,319,200
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

        4,425   Triborough Bridge and Tunnel Authority, New York,                       No Opt. Call         AA-          5,024,278
                 Convention Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        1,500   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          1,509,915
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,800   Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland              8/05 at 102.00         AAA          2,967,832
                 Clinic Foundation, Meridia Health System, Series 1995,
                 6.250%, 8/15/14 (Pre-refunded to 8/15/05)

------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.3%

        1,000   Dauphin County General Authority, Pennsylvania, Health                2/09 at 101.00         AAA          1,072,890
                 System Revenue Bonds, Pinnacle Health System Project,
                 Series 1999, 5.125%, 8/15/17 - MBIA Insured

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,105,900
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 (Alternative
                 Minimum Tax) - FGIC Insured

        3,250   Philadelphia School District, Pennsylvania, General                   2/12 at 100.00         AAA          3,717,350
                 Obligation Bonds, Series 2002A, 5.500%, 2/01/31
                 (Pre-refunded to 2/01/12) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.2%

        3,000   Puerto Rico Housing Finance Authority, Capital Fund                  12/13 at 100.00       AA***          3,175,050
                 Program Revenue Bonds, Series 2003, 5.000%, 12/01/20


                                       23

                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.7%

$       5,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB     $    4,452,900
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.3%

        4,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-          4,499,320
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        2,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          2,778,025
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        8,350   South Carolina Public Service Authority, Revenue Refunding            1/06 at 102.00         AAA          8,880,809
                 Bonds, Santee Cooper Electric System, Series 1996A,
                 5.750%, 1/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.4%

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,005,550
                 Revenue Bonds, Sioux Valley Hospitals and Health System,
                 Series 2004A, 5.250%, 11/01/34

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.3%

        4,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          4,364,840
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

        2,365   Cleveland Housing Corporation, Texas, FHA-Insured                     1/05 at 100.00         AAA          2,368,879
                 Section 8 Assisted Mortgage Revenue Refunding Bonds,
                 Series 1992C, 7.375%, 7/01/24 - MBIA Insured

        4,550   Harris County-Houston Sports Authority, Texas, Junior Lien            11/31 at 53.78         AAA            531,668
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/41 -
                 MBIA Insured

        2,500   Harris County Health Facilities Development Corporation,             10/05 at 102.00         AAA          2,844,975
                 Texas, Hospital Revenue Bonds, Texas Children's Hospital,
                 Series 1995, 5.500%, 10/01/16 - MBIA Insured

        3,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          3,041,520
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        2,000   Houston, Texas, Airport System Subordinate Lien Revenue               7/12 at 100.00         AAA          2,214,680
                 Bonds, Series 2002A, 5.625%, 7/01/20 (Alternative
                 Minimum Tax) - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend                   2/12 at 100.00         AAA          3,164,031
                 and Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        1,000   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA          1,076,030
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power                     10/12 at 100.00          AA          5,159,308
                 Supply System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,000   Texas, General Obligation Bonds, Water Financial                      8/13 at 100.00         Aa1          1,006,780
                 Assistance Program, Series 2003A, 5.125%, 8/01/42
                 (Alternative Minimum Tax)

        8,900   Texas Turnpike Authority, Dallas North Tollway System                 1/06 at 102.00         AAA          9,355,146
                 Revenue Bonds, President George Bush Turnpike,
                 Series 1995, 5.250%, 1/01/23 - FGIC Insured

        1,250   Texas Water Development Board, Senior Lien State                      1/07 at 100.00         AAA          1,318,163
                 Revolving Fund Revenue Bonds, Series 1996B,
                 5.125%, 7/15/18

------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.6%

        1,435   Salt Lake City and Sandy Metropolitan Water District,                 7/14 at 100.00         Aaa          1,523,052
                 Utah, Water Revenue Bonds, Series 2004, 5.000%, 7/01/21

------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.7%

        3,000   Vermont Housing Finance Agency, Multifamily Housing                   2/09 at 100.00         AAA          3,172,170
                 Bonds, Series 1999C, 5.800%,  8/15/16 - FSA Insured

        3,600   Vermont Industrial Development Authority, Industrial                  3/05 at 100.00           A          3,606,804
                 Development Revenue Refunding Bonds, Stanley Works
                 Inc. Project, Series 1992, 6.750%, 9/01/10


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.6%

$       2,000   Washington State Healthcare Facilities Authority,                    12/07 at 101.00         AAA     $    2,145,200
                 Revenue Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        6,715   Washington State Healthcare Facilities Authority,                    10/11 at 100.00         AAA          7,138,715
                 Revenue Bonds, Sisters of Providence Health System,
                 Series 2001A, 5.125%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        4,000   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          4,199,000
                 Home Ownership Revenue Bonds, Series 2002G,
                 4.850%, 9/01/17

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,064,540
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     251,715   Total Long-Term Investments (cost $237,596,420) - 96.7%                                                 246,247,729
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                      8,496,837
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  254,744,566
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-    $       543,780
                 Bonds, Series 2002A, 6.250%, 1/01/22

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.7%

        2,105   Azusa Unified School District, Los Angeles County,                    7/12 at 100.00         AAA          2,312,511
                 California, General Obligation Bonds, Series 2002,
                 5.375%, 7/01/21 - FSA Insured

        3,350   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,929,148
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          3,073,830
                 Department of Corrections, Soledad II State Prison,
                 Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,904,210
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        2,000   Golden State Tobacco Securitization Corporation,                      6/05 at 100.00          A-          2,018,700
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.250%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.7%

        4,000   Colorado Health Facilities Authority, Revenue Bonds,                  9/12 at 100.00          AA          4,238,160
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22

        2,700   Denver, Colorado, Airport System Revenue Bonds,                         No Opt. Call           A          3,293,487
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,092,160
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/24 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   Connecticut Health and Educational Facilities Authority,              1/05 at 100.00         AAA            250,915
                 Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
                 6.625%, 7/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          235   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            276,409
                 Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

           15   District of Columbia, General Obligation Bonds, Series 1993E,        12/04 at 101.00         AAA             15,209
                 6.000%, 6/01/13 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.0%

        4,000   JEA, Florida, Subordinate Lien Electric System Revenue               10/07 at 100.00         Aa3          4,017,800
                 Bonds, Series 2002D, 4.625%, 10/01/22

        5,020   JEA, Florida, St. John's River Power Park System, Revenue            10/11 at 100.00         Aa2          5,344,443
                 Refunding Bonds, Series 2002-17, Issue 2, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 21.8%

        3,000   Bryant, Illinois, Pollution Control Revenue Refunding Bonds,          2/05 at 100.00          A2          3,004,140
                 Central Illinois Light Company Project, Series 1992,
                 6.500%, 2/01/18

        1,200   Chicago Metropolitan Housing Development Corporation,                 1/05 at 100.00          AA          1,215,336
                 Illinois, FHA-Insured Section 8 Assisted Housing
                 Development Revenue Refunding Bonds, Series 1992,
                 6.850%, 7/01/22

        2,550   Chicago, Illinois, FHA-Insured Mortgage Revenue Bonds,               12/04 at 100.00         AAA          2,553,851
                 Lakeview Towers Project, Series 1992, 6.600%, 12/01/20

          700   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            192,500
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#

        1,930   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00          A-          2,097,910
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Evangelical        No Opt. Call      N/R***          1,831,515
                 Hospitals Corporation, Series 1992C, 6.250%, 4/15/22


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       4,000   Illinois Health Facilities Authority, Revenue Bonds,                  9/06 at 100.00         AAA     $    4,354,360
                 Franciscan Sisters Healthcare Corporation Project,
                 Series 1992B, 6.625%, 9/01/13 (Pre-refunded to 9/01/06) -
                 MBIA Insured

        4,465   Illinois Health Facilities Authority, Remarketed Revenue Bonds,       8/11 at 103.00         Aa1          4,934,182
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        2,225   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,486,705
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

          620   Illinois Housing Development Authority, Homeowner                     2/10 at 100.00          AA            665,167
                 Mortgage Revenue Bonds, Series 2000D-3, 5.700%, 8/01/17

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,967,957
                 5.000%, 6/15/22

        2,000   Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17      6/07 at 101.00         AAA          2,181,920

        6,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00         AAA          6,322,080
                 Place Expansion Project Refunding Bonds, Series 2002B,
                 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds,                      12/14 at 100.00         AAA          1,361,802
                 Series 2004B, 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,019,320
                 Series 2003, 5.000%, 12/15/22 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.6%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,050,910
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          3,618,825
                 Bonds, Methodist Hospital Inc., Series 2001,
                 5.375%, 9/15/22

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          2,087,660
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.8%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,500    5.300%, 6/01/25                                                      6/11 at 101.00         BBB          2,936,745
        2,850    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,335,062

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

        1,000   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB            985,610
                 Recovery Revenue Bonds, Ogden Haverhill Project,
                 Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            565,945
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.9%

        4,000   Michigan Housing Development Authority, Single Family                 6/06 at 102.00         AA+          4,185,560
                 Mortgage Revenue Bonds, Series 1996C, 5.950%, 12/01/17

          235   Michigan State Hospital Finance Authority, Revenue                    2/05 at 101.00         Ba3            215,110
                 Refunding Bonds, Detroit Medical Center Obligated Group,
                 Series 1993A, 6.500%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Revenue                   12/12 at 100.00         AA-          2,982,766
                 Refunding Bonds, Trinity Health Credit Group,
                 Series 2002C, 5.375%, 12/01/30

        1,600   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00         AA+          1,681,936
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

          725   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R            725,254
                 Revenue Bonds, Baptist Memorial Health Care, Series
                 2004B-1, 5.000%, 9/01/24

------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        3,500   Nebraska Public Power District, General Revenue                       1/13 at 100.00         AAA          3,574,480
                 Bonds, Series 2002B, 5.000%, 1/01/33 -  AMBAC Insured


                                       27


                            Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

$       4,000   Director of Nevada State Department of Business and                   1/10 at 100.00         AAA     $    4,137,240
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 First Tier Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,510   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,991,668
                 Series 2002, 5.500%, 6/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.5%

          975   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            994,364
                 Mortgage Acquisition Bonds, Series 2001A,
                 5.600%, 7/01/21 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.8%

        2,335   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,464,476
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

           35   New York City, New York, General Obligation Bonds,                    2/05 at 100.00           A             35,131
                 Series 1991B, 7.000%, 2/01/18

        2,130   New York State Dormitory Authority, Second General                      No Opt. Call          A3          2,455,741
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1990C, 7.500%, 7/01/10

        1,850   New York Tobacco Settlement Financing Corporation,                    6/10 at 100.00         AA-          2,030,209
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.3%

        5,000   North Carolina Municipal Power Agency 1, Catawba                      1/13 at 100.00         AAA          5,459,200
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/18 -
                 MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport             7/11 at 101.00         AAA          2,588,083
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/16 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        3,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          3,059,460
                 St. John Health System, Series 2004, 5.000%, 2/15/24

------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        2,435   Dauphin County Industrial Development Authority,                        No Opt. Call          A-          3,032,817
                 Pennsylvania, Water Development Revenue Refunding
                 Bonds, Dauphin Consolidated Water Supply Company,
                 Series 1992B, 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00        BBB+            512,160
                 Revenue Bonds, Widner University, Series 2003,
                 5.250%, 7/15/24

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,105,900
                 Pennsylvania, Airport Revenue Bonds, Philadelphia
                 Airport System Project, Series 2001A, 5.500%, 7/01/17
                 (Alternative Minimum Tax) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.3%

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,666,815
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,545,475
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.5%

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,005,550
                 Revenue Bonds, Sioux Valley Hospitals and Health System,
                 Series 2004A, 5.250%, 11/01/34

------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        2,000   Knox County Health, Educational and Housing Facilities                4/12 at 101.00        Baa3          1,986,160
                 Board, Tennessee, Hospital Facilities Revenue Bonds,
                 Baptist Health System of East Tennessee Inc., Series 2002,
                 6.375%, 4/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.6%

        3,755   Grand Prairie Industrial Development Authority, Texas,               12/04 at 100.00          A-          3,782,749
                 Industrial Development Revenue Refunding Bonds, Baxter
                 International Inc. Project, Series 1992, 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,534,600
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,000   Houston, Texas, Airport System Subordinate Lien Revenue               7/12 at 100.00         AAA          3,371,640
                 Bonds, Series 2002B, 5.500%, 7/01/18

                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,125   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA     $    3,164,031
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        1,825   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA          1,963,755
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

        5,000   North Central Texas Health Facilities Development                     5/06 at 102.00         AA-          5,174,600
                 Corporation, Hospital Revenue Refunding Bonds, Baylor
                 Healthcare System, Series 1995, 5.250%, 5/15/16

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power                     10/12 at 100.00          AA          5,159,308
                 Supply System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,761,865
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

        1,710   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00          A+          1,750,972
                 Refunding Bonds, Series 1996D, 5.000%, 7/01/21

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.1%

        3,880   Washington, General Obligation Bonds, Series 1993A,                  10/04 at 100.00         Aa1          3,881,048
                 4.500%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

        2,500   Berkeley County Building Commission, West Virginia,                  11/04 at 100.00        BBB-          2,503,150
                 Hospital Revenue Bonds, City Hospital Project, Series 1992,
                 6.500%, 11/01/09

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.4%

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,570,671
                 Series 2003-3, 5.000%, 11/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     172,085   Total Long-Term Investments (cost $173,438,732) - 97.2%                                                 180,134,208
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      5,262,508
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  185,396,716
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen California Select Tax-Free Income Portfolio (NXC)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

$       1,885   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00         BBB     $    1,814,671
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9%

        1,000   California Educational Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA          1,037,980
                 Stanford University, Series 1999P, 5.000%, 12/01/23

          750   California Educational Facilities Authority, Revenue Bonds,           8/09 at 100.00          A1            780,533
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32

        2,600   California Educational Facilities Authority, Revenue Bonds,          11/11 at 100.00          A2          2,740,478
                 University of the Pacific, Series 2002, 5.250%, 11/01/21

        1,000   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,049,310
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

        3,000   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          3,212,580
                 Revenue Bonds, J. David Gladstone Institutes,
                 Series 2001, 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          2,094,640
                 University of California System, Series 2002A,
                 5.000%, 10/01/22

          750   California Statewide Community Development Authority,                 8/12 at 100.00           A            775,485
                 Student Housing Revenue Bonds, EAH - Irvine East
                 Campus Apartments LLC Project, Series 2002A,
                 5.500%, 8/01/22 - ACA Insured

        1,000   Long Beach Bond Financing Authority, California,                     11/11 at 101.00         AAA          1,041,040
                 Lease Revenue Refunding Bonds, Long Beach Aquarium
                 of the South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.6%

        2,500   California Health Facilities Financing Authority, Insured            10/04 at 100.00         AAA          2,555,525
                 Hospital Revenue Bonds, Scripps Memorial Hospital,
                 Series 1992A, 6.400%, 10/01/12 - MBIA Insured

        2,000   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          2,073,020
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        1,880   California Statewide Community Development Authority,                 6/07 at 101.00         AAA          2,036,942
                 Revenue Bonds, Los Angeles Orthopedic Hospital
                 Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured

        1,500   California Statewide Community Development Authority,                11/09 at 102.00           A          1,549,860
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/26

        1,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          1,644,780
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

          790   Central California Joint Powers Health Finance Authority,             2/05 at 100.00        Baa2            761,821
                 Certificates of Participation, Community Hospitals of
                 Central California, Series 1993, 5.000%, 2/01/23

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4%

        1,250   California Pollution Control Financing Authority, Solid                 No Opt. Call        BBB+          1,317,488
                 Waste Disposal Revenue Bonds, Republic Services Inc.,
                 Series 2002C, 5.250%, 6/01/23 (Alternative Minimum
                 Tax) (Mandatory put 12/01/17)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,500   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,560,675
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A,
                 5.200%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 20.4%

          500   Beverly Hills Unified School District, Los Angeles County,            8/12 at 100.00          AA            514,165
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26

                California, General Obligation Bonds, Series 2003:
          500    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA            542,050
        1,450    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,553,037
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,079,470


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2004:
$         750    5.000%, 2/01/23                                                      2/14 at 100.00           A     $      777,413
          800    5.125%, 4/01/25                                                      4/14 at 100.00           A            829,232

        2,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA          2,120,780
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/21-- FGIC Insured

                Golden West Schools Financing Authority, California, Revenue
                Bonds, School District General Obligation Refunding Program,
                Series 1999A:
        4,650    0.000%, 8/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,766,750
        1,750    0.000%, 2/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,004,010
        2,375    0.000%, 8/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,332,256
        2,345    0.000%, 2/01/18 - MBIA Insured                                         No Opt. Call         AAA          1,267,824

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, General Obligation Capital Appreciation
                Bonds, Series 1995C:

        1,015    0.000%, 5/01/17 - MBIA Insured                                         No Opt. Call         AAA            577,231
        1,080    0.000%, 5/01/18 - MBIA Insured                                         No Opt. Call         AAA            578,740

        2,000   North Orange County Community College District,                       8/12 at 101.00         AAA          2,108,680
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/22 - MBIA Insured

        1,500   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          1,700,745
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.7%

        1,000   Bell Community Redevelopment Agency, California,                     10/13 at 100.00          AA          1,060,480
                 Tax Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

                California, Economic Recovery Revenue Bonds, Series 2004A:
        1,250    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          1,381,413
        1,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          1,071,750

        1,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          1,079,680
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/23

        3,500   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          4,361,875
                 Department of Corrections, Calipatria State Prison,
                 Series 1991A, 6.500%, 9/01/17 - MBIA Insured

        1,400   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00          A-          1,453,144
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.500%, 6/01/33

        1,300   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,325,363
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

          605   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA            690,251
                 Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - MBIA Insured

        1,000   Santa Clara County Board of Education, California,                    4/12 at 101.00         AAA          1,031,790
                 Certificates of Participation, Series 2002,
                 5.000%, 4/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.3%

        1,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,033,701
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        5,000   Los Angeles Harbors Department, California, Revenue                   8/11 at 100.00         AAA          5,512,000
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/17
                 (Alternative Minimum Tax) - AMBAC Insured

        3,675   Palm Springs Financing Authority, California, Palm Springs            1/05 at 100.00         AAA          3,686,576
                 Regional Airport Revenue Bonds, Series 1992,
                 6.000%, 1/01/12 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,082,370
                 5.250%, 11/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.4%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,000    5.750%, 5/01/17                                                      5/12 at 101.00          A2          2,257,920
        2,000    5.125%, 5/01/19                                                      5/12 at 101.00          A2          2,131,380


                                       31


                            Nuveen California Select Tax-Free Income (NXC) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA     $      211,982
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        2,550   M-S-R Public Power Agency, California, San Juan Project               1/05 at 100.00         AAA          2,578,560
                 Revenue Bonds, Series 1991E, 6.000%, 7/01/22 -
                 MBIA Insured

        1,225   Turlock Irrigation District, California, Revenue Refunding              No Opt. Call         AAA          1,418,489
                 Bonds, Series 1992A, 6.250%, 1/01/12 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.9%

        2,160   California Statewide Community Development Authority,                10/11 at 101.00         AAA          2,295,367
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

        3,000   Contra Costa Water District, Contra Costa County,                    10/04 at 102.00         AAA          3,032,130
                 California, Water Revenue Bonds, Series 2001G,
                 5.000%, 10/01/24 - MBIA Insured

        2,800   Los Angeles, California, Wastewater System Revenue                    6/08 at 101.00         AAA          2,883,412
                 Bonds, Series 1998A, 5.000%, 6/01/23 -  FGIC Insured

          825   South Feather Water and Power Agency, California,                     4/13 at 100.00         BBB            821,053
                 Water Revenue Certificates of Participation, Solar
                 Photovoltaic Project, Series 2003, 5.375%, 4/01/24

        1,000   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,022,150
                 of Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$      91,260   Total Long-Term Investments (cost $85,731,059) - 98.3%                                                   90,222,047
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,605,712
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   91,827,759
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen New York Select Tax-Free Income Portfolio (NXN)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9%

$       1,120   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         BBB     $    1,086,411
                 Series 2002-1, 5.500%, 7/15/24

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.1%

        1,700   Amherst Industrial Development Agency, New York, Revenue              8/12 at 101.00         AAA          1,796,220
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A,
                 5.000%, 8/01/22 - AMBAC Insured

          500   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            517,515
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          570   New York State Dormitory Authority, Second General                      No Opt. Call         AAA            662,477
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured

        1,425   New York State Dormitory Authority, Insured Revenue                   7/07 at 101.00         AAA          1,524,123
                 Bonds, Rochester Institute of Technology, Series 1997,
                 5.250%, 7/01/22 - MBIA Insured

        1,430   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00         AA-          1,474,373
                 Upstate Community Colleges, Series 2002A, 5.000%, 7/01/23

          785   New York State Dormitory Authority, Insured Revenue Bonds,            7/12 at 100.00         AAA            819,014
                 Iona College, Series 2002, 5.000%, 7/01/22 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.8%

          750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            808,103
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00         Ba3            237,028
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          415   New York State Dormitory Authority, Revenue Bonds,                    8/14 at 100.00         AAA            465,414
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            508,640
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          670   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00         AAA            709,128
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          250   New York State Dormitory Authority, Revenue Bonds,                    5/13 at 100.00          A3            261,350
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        1,680   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00         AAA          1,826,866
                 Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/17 -
                 AMBAC Insured

        1,195   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00         AAA          1,299,467
                 Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001B, 5.250%, 7/01/17 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.8%

        1,000   East Rochester Housing Authority, New York, Revenue                  12/12 at 103.00         AAA          1,070,900
                 Bonds, GNMA/FHA Secured Revenue Bonds, St. Mary's
                 Residence Project, Series 2002A, 5.375%, 12/20/22

        1,270   New Hartford Housing Development Corporation,                         1/05 at 100.00         AAA          1,272,273
                 New York, FHA-Insured Section 8 Assisted Mortgage
                 Revenue Refunding Bonds, Village Point Apartments
                 Project, Series 1992A, 7.375%, 1/01/24 - MBIA Insured

        1,000   New Hartford-Sunset Woods Funding Corporation,                        8/12 at 101.00         AAA          1,071,500
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Sunset Woods Apartments II Project, Series 2002,
                 5.350%, 2/01/20

          975   New York State Housing Finance Agency, FHA-Insured                    2/05 at 100.00         AAA            976,677
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1992C, 6.450%, 8/15/14 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.2%

        2,500   New York State Mortgage Agency, Mortgage Revenue                      4/11 at 100.00         Aaa          2,527,225
                 Bonds, Thirty-First Series A, 5.300%, 10/01/31 (Alternative
                 Minimum Tax)

        2,000   New York State Mortgage Agency, Homeowner Mortgage                   10/11 at 100.00         Aa1          2,086,960
                 Revenue Bonds, Series 101, 5.000%, 10/01/18
                 (Alternative Minimum Tax)


                                       33


                            Nuveen New York Select Tax-Free Income (NXN) (continued)
                                 Portfolio of INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.2%

$       2,000   East Rochester Housing Authority, New York, FHA-Insured               8/12 at 101.00         AAA     $    2,098,280
                 Mortgage Revenue Refunding Bonds, Jewish Home of
                 Rochester, Series 2002, 4.625%, 2/15/17

        1,000   New York City Industrial Development Agency, New York,               11/12 at 101.00         AA+          1,011,070
                 GNMA Collateralized Mortgage Revenue  Bonds, Eger
                 Harbor House Inc. Project, Series 2002A, 4.950%, 11/20/32

        2,000   New York State Dormitory Authority, FHA-Insured Nursing               8/11 at 101.00         AAA          2,065,360
                 Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.6%

                Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                        No Opt. Call         AAA            575,180
          525    5.600%, 6/15/11 - AMBAC Insured                                        No Opt. Call         AAA            602,926
          525    5.600%, 6/15/12 - AMBAC Insured                                        No Opt. Call         AAA            610,523

          750   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AAA            817,785
                 Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA Insured

          225   New York City, New York, General Obligation Bonds,                    8/14 at 100.00           A            248,733
                 Fiscal Series 2004B, 5.250%, 8/01/15

          300   New York City, New York, General Obligation Bonds,                    8/14 at 100.00           A            329,946
                 Fiscal Series 2004C, 5.250%, 8/15/16

        1,000   West Islip Union Free School District, Suffolk County,               10/10 at 100.00         Aaa          1,083,000
                 New York, General Obligation Bonds, Series 2001,
                 5.000%, 10/01/17 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.3%

          600   Battery Park City Authority, New York, Senior Revenue                11/13 at 100.00         AAA            632,910
                 Bonds, Series 2003A, 5.000%, 11/01/23

          500   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA            561,905
                 Service Contract Refunding Bonds, Series 2002A,
                 5.500%, 1/01/20 - MBIA Insured

           95   Nassau County Interim Finance Authority, New York,                   11/06 at 101.00         AAA            100,509
                 Sales Tax Secured Revenue Bonds, Series 2001A-2,
                 5.125%, 11/15/21 - AMBAC Insured

          670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AA+            699,426
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

           50   New York State Thruway Authority, Highway and Bridge                  4/05 at 102.00         AAA             51,735
                 Trust Fund Bonds, Series 1995A, 5.125%, 4/01/15 -
                 MBIA Insured

          750   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA            805,545
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/23 - MBIA Insured

          250   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA            266,648
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/21 - MBIA Insured

        1,000   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          1,109,380
                 Personal Income Tax Revenue Bonds, State Facilities
                 and Equipment, Series 2002C-1, 5.500%, 3/15/21 -
                 FGIC Insured

        1,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          1,084,280
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1,
                 5.250%, 6/01/20 - AMBAC Insured

          500   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-            545,085
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          500   Yonkers Industrial Development Agency, New York,                      2/11 at 100.00        BBB-            545,580
                 Revenue Bonds, Community Development Properties -
                 Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.5%

          500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA            560,515
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured

        2,500   Port Authority of New York and New Jersey, Consolidated               1/05 at 101.00         AAA          2,557,975
                 Bonds, Ninety-Seventh Series, 6.500%, 7/15/19 (Alternative
                 Minimum Tax) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.7%

          905   Nassau County Interim Finance Authority, New York,                   11/06 at 101.00         AAA            976,151
                 Sales Tax Secured Revenue Bonds, Series 2001A-2,
                 5.125%, 11/15/21 (Pre-refunded to 11/15/06) -
                 AMBAC Insured

        1,365   New York State Dormitory Authority, Judicial Facilities                 No Opt. Call         AAA          1,686,826
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16

          485   Suffolk County Water Authority, New York, Water Revenue                 No Opt. Call         AAA            571,539
                 Bonds, Series 1986V, 6.750%, 6/01/12


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.8%

$       2,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA     $    2,124,540
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,088,060
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

           60   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB             63,212
                 Westchester County, New York, Resource Recovery
                 Revenue Bonds, RESCO Company, Series 1996,
                 5.500%, 7/01/09 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.0%

        2,500   New York City Municipal Water Finance Authority,                      6/11 at 101.00         AA+          2,562,173
                 New York, Water and Sewerage System Revenue
                 Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                      6/12 at 100.00         AAA          2,184,400
        2,000    5.000%, 6/15/27                                                      6/12 at 100.00         AAA          2,050,640
------------------------------------------------------------------------------------------------------------------------------------
$      52,045   Total Long-Term Investments (cost $52,673,622) - 97.9%                                                   55,273,501
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

          300   New York City, New York, General Obligation Bonds,                                        VMIG-1            300,000
                 Variable Rate Demand Obligations, Series 1995B2-B10,
                 1.700%, 8/15/22 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
          300   Total Short-Term Investments (cost $300,000)                                                                300,000
------------------------------------------------------------------------------------------------------------------------------------
$         300   Total Investments (cost $52,973,622) - 98.4%                                                             55,573,501
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                        900,927
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   56,474,428
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                          ASSETS AND LIABILITIES September 30, 2004 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $225,455,212, $237,596,420,
   $173,438,732, $85,731,059 and
   $52,973,622, respectively)                     $239,124,297      $246,247,729      $180,134,208      $90,222,047     $55,573,501
Cash                                                        --                --                --          295,095         165,160
Receivables:
   Interest                                          4,052,206         3,908,845         2,954,189        1,355,323         764,040
   Investments sold                                     40,647         4,988,831         3,835,248               --              --
Other assets                                            59,027            62,411            46,202           24,645          16,651
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 243,276,177       255,207,816       186,969,847       91,897,110      56,519,352
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                         308,201           279,445         1,436,210               --              --
Accrued expenses:
   Management fees                                      47,454            60,117            44,131           22,182          13,650
   Other                                               118,758           123,688            92,790           47,169          31,274
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                474,413           463,250         1,573,131           69,351          44,924
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $242,801,764      $254,744,566      $185,396,716      $91,827,759     $56,474,428
====================================================================================================================================
Shares outstanding                                  16,378,096        17,607,068        12,964,124        6,257,070       3,908,223
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)     $      14.82      $      14.47      $      14.30      $     14.68     $     14.45
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $    163,781      $    176,071      $    129,641      $    62,571     $    39,082
Paid-in surplus                                    227,635,044       245,690,697       178,372,581       87,121,715      53,622,238
Undistributed (Over-distribution of)
   net investment income                              (120,952)         (327,304)         (151,800)        (127,506)        (36,616)
Accumulated net realized gain from investments       1,454,806           553,793           350,818          279,991         249,845
Net unrealized appreciation of investments          13,669,085         8,651,309         6,695,476        4,490,988       2,599,879
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $242,801,764      $254,744,566      $185,396,716      $91,827,759     $56,474,428
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $ 6,182,554       $ 6,545,363       $ 4,741,458       $2,245,288      $1,387,879
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                        289,312           366,325           268,858          134,128          83,017
Shareholders' servicing agent fees and expenses         23,147            20,531            16,314            5,902           4,398
Custodian's fees and expenses                           28,656            30,549            25,242           14,449           8,152
Trustees' fees and expenses                                 99             1,295             2,219              513             213
Professional fees                                       19,248            16,145             8,822            4,339           3,288
Shareholders' reports - printing and mailing expenses   26,213            26,994            19,481            8,170           6,132
Stock exchange listing fees                              4,326             4,326             4,326            5,428           5,428
Investor relations expense                               8,401             1,261             7,034            6,311           2,234
Other expenses                                           4,338             4,341             3,419            2,283           1,810
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit             403,740           471,767           355,715          181,523         114,672
   Custodian fee credit                                 (9,650)          (11,772)           (8,648)            (657)           (917)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           394,090           459,995           347,067          180,866         113,755
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5,788,464         6,085,368         4,394,391        2,064,422       1,274,124
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments            1,129,643           113,163           345,650          (12,678)         75,973
Change in net unrealized appreciation
   (depreciation) of investments                    (1,418,162)       (1,787,361)       (1,280,602)         (10,734)       (520,272)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                      (288,519)       (1,674,198)         (934,952)         (23,412)       (444,299)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $ 5,499,945       $ 4,411,170       $ 3,459,439       $2,041,010      $  829,825
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                    SELECT TAX-FREE (NXP)              SELECT TAX-FREE 2 (NXQ)           SELECT TAX-FREE 3 (NXR)
                             ----------------------------------  ----------------------------------  -------------------------------
                             SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED    YEAR ENDED
                                      9/30/04           3/31/04           9/30/04           3/31/04           9/30/04       3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,788,464     $ 11,905,808       $ 6,085,368      $ 12,376,091       $ 4,394,391   $ 8,972,377
Net realized gain (loss)
   from investments                  1,129,643        1,631,548           113,163         1,107,932           345,650       388,100
Change in net unrealized
   appreciation (depreciation)
   of investments                   (1,418,162)         764,039        (1,787,361)        2,207,042        (1,280,602)    1,738,203
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                   5,499,945       14,301,395         4,411,170        15,691,065         3,459,439    11,098,680
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income          (5,863,359)     (12,405,127)       (6,039,225)      (12,700,072)       (4,420,767)   (9,009,179)
From accumulated net realized
   gains from investments                   --       (1,399,973)               --          (973,580)               --      (868,194)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (5,863,359)     (13,805,100)       (6,039,225)      (13,673,652)       (4,420,767)   (9,877,373)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares
   issued to shareholders due to
   reinvestment of distributions            --               --                --               --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                      (363,414)         496,295        (1,628,055)        2,017,413          (961,328)    1,221,307
Net assets at the beginning
   of period                       243,165,178      242,668,883       256,372,621       254,355,208       186,358,044   185,136,737
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $242,801,764     $243,165,178      $254,744,566      $256,372,621      $185,396,716  $186,358,044
====================================================================================================================================
Undistributed
   (Over-distribution of) net
   investment income at the
   end of period                  $   (120,952)    $    (46,057)     $   (327,304)     $   (373,447)     $  (151,800)  $   (125,424)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                 CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                ---------------------------------  ---------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                         9/30/04          3/31/04           9/30/04         3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,064,422      $ 4,230,020       $ 1,274,124     $ 2,640,505
Net realized gain (loss) from investments                                (12,678)         528,424            75,973         314,601
Change in net unrealized appreciation
   (depreciation) of investments                                         (10,734)         704,451          (520,272)        294,010
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                     2,041,010        5,462,895           829,825       3,249,116
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                            (2,077,348)      (4,262,921)       (1,313,099)     (2,668,659)
From accumulated net realized gains
   from investments                                                           --         (310,999)               --        (322,333)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders                                      (2,077,348)      (4,573,920)       (1,313,099)     (2,990,992)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares
   issued to shareholders due to
   reinvestment of distributions                                              --              --                --           16,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    (36,338)         888,975          (483,274)        274,624
Net assets at the beginning of period                                 91,864,097       90,975,122        56,957,702      56,683,078
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                      $91,827,759      $91,864,097       $56,474,428     $56,957,702
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of period                                                     $  (127,506)     $  (114,580)      $   (36,616)    $     2,359
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Funds are not authorized to invest in derivative financial instruments.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended September 30, 2004, nor during the fiscal year ended March 31, 2004, with the exception of New York Select-Tax Free (NXN) which issued 1,154 shares to shareholders due to reinvestment of distributions during the fiscal year ended March 31, 2004.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended September 30, 2004, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases                                $20,463,817   $11,991,649  $15,604,326   $8,471,265   $2,105,716
Sales and maturities                      17,967,500    15,360,500   17,929,950    8,952,963    2,983,290
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments were as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Cost of investments                     $225,184,369  $237,509,583  $173,398,925  $85,730,675  $52,968,611
==========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $15,997,460   $11,404,076   $ 7,916,537   $4,618,724   $2,646,325
   Depreciation                           (2,057,532)   (2,665,930)   (1,181,254)    (127,352)     (41,435)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $13,939,928   $ 8,738,146   $ 6,735,283   $4,491,372   $2,604,890
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at March 31, 2004, the Funds' last fiscal year end, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income         $639,159      $577,541     $554,901     $235,627     $216,645
Undistributed net ordinary income*            14,208            --           --           --           --
Undistributed net long-term capital gains    310,956       440,630        5,168      292,669      173,872
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
2004                                           (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                     $12,087,037   $12,571,449   $8,945,252   $4,242,294   $2,672,502
Distributions from net ordinary income*      334,467       163,837       63,927       27,740           --
Distributions from net long-term
   capital gains                           1,399,973       973,580      868,194      310,142      322,333
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of October 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

                                                                                  SELECT TAX-FREE 2 (NXQ)
                                                                                  SELECT TAX-FREE 3 (NXR)
                                                                         CALIFORNIA SELECT TAX-FREE (NXC)
                                                SELECT TAX-FREE (NXP)      NEW YORK SELECT TAX-FREE (NXN)
AVERAGE DAILY NET ASSETS                          FUND-LEVEL FEE RATE                 FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------
For the first $125 million                                     .0500%                               .1000%
For the next $125 million                                      .0375                                .0875
For the next $250 million                                      .0250                                .0750
For the next $500 million                                      .0125                                .0625
==========================================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                .2000%
For the next $1 billion                                                  .1800
For the next $1 billion                                                  .1600
For the next $3 billion                                                  .1425
For the next $3 billion                                                  .1325
For the next $3 billion                                                  .1250
For the next $5 billion                                                  .1200
For the next $5 billion                                                  .1175
For the next $15 billion                                                 .1150
For Managed Assets over $91 billion (2)                                  .1400
================================================================================


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                  SELECT TAX-FREE 2 (NXQ)
                                                                                  SELECT TAX-FREE 3 (NXR)
                                                                         CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS                         SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
---------------------------------------------------------------------------------------------------------
For the first $125 million                                     .2500%                             .3000%
For the next $125 million                                      .2375                              .2875
For the next $250 million                                      .2250                              .2750
For the next $500 million                                      .2125                              .2625
For the next $1 billion                                        .2000                              .2500
For net assets over $2 billion                                 .1875                              .2375
=========================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on November 1, 2004, to shareholders of record on October 15, 2004, as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0590        $.0565       $.0565       $.0550       $.0560
=========================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:
                                          INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                                    ---------------------------------   ----------------------------
                                                        NET
                                                  REALIZED/                                                ENDING
                        BEGINNING          NET   UNREALIZED                    NET                            NET      ENDING
                        NET ASSET   INVESTMENT   INVESTMENT             INVESTMENT   CAPITAL                ASSET      MARKET
                            VALUE       INCOME   GAIN (LOSS)    TOTAL       INCOME     GAINS   TOTAL        VALUE       VALUE
==============================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)            $14.85         $.35        $(.02)    $ .33        $(.36)    $  --   $(.36)      $14.82    $13.7700
        2004                14.82          .73          .15       .88         (.76)     (.09)   (.85)       14.85     14.3000
        2003                14.67          .77          .37      1.14         (.82)     (.17)   (.99)       14.82     14.1500
        2002                15.05          .88         (.38)      .50         (.86)     (.02)   (.88)       14.67     13.8500
        2001                14.89          .91          .15      1.06         (.90)       --    (.90)       15.05     14.5000
        2000                15.55          .90         (.66)      .24         (.90)       --    (.90)       14.89     13.6875

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             14.56          .35         (.10)      .25         (.34)       --    (.34)       14.47     13.1700
        2004                14.45          .70          .19       .89         (.72)     (.06)   (.78)       14.56     13.8000
        2003                14.53          .76          .14       .90         (.80)     (.18)   (.98)       14.45     13.4900
        2002                14.89          .86         (.36)      .50         (.84)     (.02)   (.86)       14.53     13.6600
        2001                14.75          .87          .14      1.01         (.87)       --    (.87)       14.89     14.1500
        2000                15.41          .87         (.66)      .21         (.87)       --    (.87)       14.75     13.3750

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             14.37          .34         (.07)      .27         (.34)       --    (.34)       14.30     13.1700
        2004                14.28          .69          .16       .85         (.69)     (.07)   (.76)       14.37     13.5600
        2003                14.26          .73          .12       .85         (.76)     (.07)   (.83)       14.28     13.0600
        2002                14.53          .81         (.28)      .53         (.80)       --    (.80)       14.26     13.4200
        2001                14.32          .81          .21      1.02         (.81)       --    (.81)       14.53     13.7000
        2000                14.98          .82         (.66)      .16         (.82)       --    (.82)       14.32     12.8750

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             14.68          .33           --       .33         (.33)       --    (.33)       14.68     13.5100
        2004                14.54          .68          .19       .87         (.68)     (.05)   (.73)       14.68     14.0600
        2003                14.44          .71          .26       .97         (.73)     (.14)   (.87)       14.54     13.5900
        2002                14.79          .78         (.34)      .44         (.77)     (.02)   (.79)       14.44     14.2500
        2001                14.57          .79          .23      1.02         (.79)     (.01)   (.80)       14.79     13.9400
        2000                15.26          .79         (.67)      .12         (.79)     (.02)   (.81)       14.57     13.7500

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             14.57          .33         (.11)      .22         (.34)       --    (.34)       14.45     13.5500
        2004                14.51          .68          .14       .82         (.68)     (.08)   (.76)       14.57     14.4000
        2003                14.17          .70          .43      1.13         (.70)     (.09)   (.79)       14.51     13.6000
        2002                14.51          .73         (.33)      .40         (.74)       --    (.74)       14.17     13.7600
        2001                14.31          .78          .20       .98         (.78)       --    (.78)       14.51     14.0500
        2000                14.92          .78         (.61)      .17         (.78)       --    (.78)       14.31     12.6875
==============================================================================================================================
                                                                             RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------------------------------
                              TOTAL RETURNS                         BEFORE CREDIT                AFTER CREDIT***
                         ----------------------             ---------------------------    ---------------------------
                                                                           RATIO OF NET                   RATIO OF NET
                                     BASED ON      ENDING      RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                         BASED ON         NET         NET   EXPENSES TO       INCOME TO    EXPENSES TO       INCOME TO    PORTFOLIO
                           MARKET       ASSET      ASSETS       AVERAGE         AVERAGE        AVERAGE         AVERAGE     TURNOVER
                            VALUE**     VALUE**      (000)   NET ASSETS      NET ASSETS     NET ASSETS      NET ASSETS         RATE
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             (1.12)%      2.28%   $242,802           .34%*          4.84%*          .33%*          4.85%*          8%
        2004                 7.34        6.13     243,165           .34            4.90            .33            4.91           16
        2003                 9.51        7.84     242,669           .37            5.20            .36            5.21           35
        2002                 1.54        3.41     240,275           .38            5.89            .37            5.89           26
        2001                12.63        7.32     246,475           .35            6.06            .35            6.07            2
        2000               (11.09)       1.62     243,814           .36            5.97            .36            5.97           --

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             (2.01)       1.80     254,745           .38*           4.83*           .37*           4.84*           5
        2004                 8.35        6.31     256,373           .39            4.86            .38            4.86           10
        2003                 6.01        6.33     254,355           .42            5.20            .41            5.21           46
        2002                 2.57        3.41     255,887           .43            5.79            .42            5.80           21
        2001                12.46        7.04     262,144           .41            5.89            .40            5.90            2
        2000               (10.38)       1.43     259,660           .40            5.82            .40            5.82            1

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)              (.28)       1.95     185,397           .39*           4.80*           .38*           4.81*           9
        2004                 9.96        6.13     186,358           .38            4.84            .38            4.85            6
        2003                 3.51        6.09     185,137           .42            5.09            .41            5.10           51
        2002                 3.84        3.70     184,837           .44            5.59            .42            5.60            9
        2001                12.97        7.36     188,344           .47            5.66            .46            5.67            2
        2000               (10.29)       1.11     185,671           .41            5.65            .41            5.65           --

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             (1.47)       2.33      91,828           .40*           4.59*           .40*           4.59*           9
        2004                 9.14        6.16      91,864           .40            4.64            .39            4.65           30
        2003                 1.34        6.86      90,975           .43            4.84            .42            4.85           42
        2002                 7.95        3.03      90,346           .44            5.27            .43            5.28           12
        2001                 7.23        7.21      92,517           .43            5.38            .42            5.39            2
        2000                (7.57)        .90      91,166           .45            5.37            .45            5.38            3

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(a)             (3.49)       1.54      56,474           .41*           4.57*           .41*           4.58*           4
        2004                11.81        5.84      56,958           .43            4.65            .42            4.65           16
        2003                 4.73        8.17      56,683           .46            4.85            .45            4.86           35
        2002                 3.17        2.75      55,362           .49            5.04            .48            5.05           28
        2001                17.36        7.02      56,679           .48            5.39            .47            5.40            3
        2000               (11.18)       1.21      55,924           .50            5.36            .49            5.37           --
====================================================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value per share, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
(a)  For the six months ended September 30, 2004.

                                 See accompanying notes to financial statements.

                                  48-49 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER

Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six months ended September 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Photo of: 2 women looking at a photo album.

Nuveen Investments:
SERVING Investors
          For GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

                                                                      Learn more
                                                           about Nuveen Funds at
                                                              WWW.NUVEEN.COM/ETF

o Share prices
o Fund details
o Daily financial news
o Investor education
o Interactive planning tools

Logo: NUVEEN Investments

                                                                     ESA-B-0904D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Tax-Free Income Portfolio 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.